Description of business - Summary of Percentage of Revenues (Details) - Customer Concentration Risk [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Revenue Concentration [Member] | Apple [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	50.30%	55.10%
Revenue Concentration [Member] | Facebook [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	14.80%	18.40%
Revenue Concentration [Member] | Google [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	16.20%	18.70%
Account Receivable Concentration [Member] | Apple [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	62.70%		59.30%
Account Receivable Concentration [Member] | Facebook [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	10.30%		9.90%
Account Receivable Concentration [Member] | Google [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	11.30%		10.30%
Account Receivable Concentration [Member] | Xsolla [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	12.90%		11.30%